Group Information (Tables)	12 Months Ended
Dec. 31, 2021
Group Informationtext Block [Abstract]
Schedule of consolidated financial statements
Name	Country of incorporation	Principal activities	Equity interest
Cazoo Holdings Limited	United Kingdom	Activities of other holding companies	100%
Cazoo Limited	United Kingdom	Sale of motor vehicles	100%
Cazoo Properties Limited	United Kingdom	Activities of other holding companies	100%
Imperial Car Supermarkets Limited	United Kingdom	Sale of motor vehicles	100%
Imperial Cars of Swanwick Limited	United Kingdom	Sale of motor vehicles	100%
Carsaz Limited	United Kingdom	Sale of motor vehicles	100%
Cazoo Subscription Services Limited (previously Drover Limited)	United Kingdom	Renting and leasing of motor vehicles	100%
Fantastic Cars Limited	United Kingdom	Renting and leasing of motor vehicles	100%
CZO Data Services, Unipessoal, Lda (previously Drover Technologies Lda)	Portugal	Other business support service activities not elsewhere classified	100%
CSS Mobility France SaS (previously Drover France SaS)	France	Renting and leasing of motor vehicles	100%
Cazoo Trading France SaS	France	Sale of motor vehicles	100%
Cazoo Properties France SaS	France	Activities of other holding companies	100%
Cazoo Wholesale Services Limited (previously Smart Fleet Solutions Limited)	United Kingdom	Maintenance and repair of motor vehicles	100%
Cluno GmbH	Germany	Renting and leasing of motor vehicles	100%

Name	Country of incorporation	Principal activities	Equity interest
Cluno Fintech 1 GmbH	Germany	Acquisition, leasing and financing of motor vehicles	100%
Cluno Fintech 2 GmbH	Germany	Acquisition, leasing and financing of motor vehicles	100%
Cazoo Trading Germany GmbH	Germany	Sale and rental of motor vehicles and related intermediation activities	100%
Cazoo Properties Germany GmbH	Germany	Activities of other holding companies	100%
CSS Mobility Germany GmbH & Co. KG	Germany	Rental of motor vehicles and related intermediation activities	100%
Cazoo Data Services Limited (previously UK Vehicle Limited)	United Kingdom	Other business support service activities not elsewhere classified	100%
Project Chicago Newco Limited	United Kingdom	Non-trading company	100%
Arctos Holdings Limited	United Kingdom	Activities of other holding companies	100%
Moorgate House (Newco) Limited	United Kingdom	Dormant company	100%
GBJ Developments Limited	United Kingdom	Non-trading company	100%
CD Auction Group Limited	United Kingdom	Sale of motor vehicles	100%
Cazoo Support Services Limited (previously Hudson Kapel Limited)	United Kingdom	Maintenance and repair of motor vehicles	100%
Ensco 1109 Limited	United Kingdom	Activities of other holding companies	100%
SMH Fleet Solutions Limited	United Kingdom	Renting and leasing of motor vehicles	100%
Swipcar 2017, S.L.	Spain	Sale and rental of motor vehicles and related intermediation activities	100%
Swipcar 2017 SL	France	Sale and rental of motor vehicles and related intermediation activities	100%
Cazoo Trading Italy SARL	Italy	Sale of motor vehicles	100%
Cazoo Trading Spain, S.L	Spain	Sale of motor vehicles	100%
Cazoo Properties Spain, S.L	Spain	Activities of other holding companies	100%
Vans 365 Limited	United Kingdom	Sale of vans	100%